Cover	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-53749
Entity Registrant Name	X METAVERSE INC.
Entity Central Index Key	0001469038
Entity Tax Identification Number	98-0632051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1105, 11/F
Entity Address, Address Line Two	Hip Kwan Commercial Building
Entity Address, Address Line Three	No. 38 Pitt Street
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	852
Local Phone Number	29803733
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	AFF HOLDING GROUP, INC.
[custom:EntityAddressAddressLine4]	Yau Ma Tei